Cover	Sep. 09, 2021	May 05, 2021	Aug. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 09, 2021
Entity Registrant Name	AVID TECHNOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36254
Entity Tax Identification Number	04-2977748
Entity Address, Address Line One		75 Network Drive
Entity Address, City or Town		Burlington
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		01803
City Area Code	978
Local Phone Number	640-6789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AVID
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false		false
Amendment Flag		false
Entity Central Index Key		0000896841